Spartan®

New York Municipal
Funds

and

Fidelity®
New York Municipal
Money Market Fund

Annual Report

January 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New York Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan New York Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Income	14.34%	32.22%	101.49%
LB New York 4 Plus Year Municipal Bond	15.02%	36.47%	n/a*
New York Municipal Debt Funds Average	13.33%	26.31%	90.74%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	14.34%	5.74%	7.26%
LB New York 4 Plus Year Municipal Bond	15.02%	6.42%	n/a*
New York Municipal Debt Funds Average	13.33%	4.75%	6.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan New York Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® New York Municipal Income Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $20,149 - a 101.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,199 - a 101.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan New York Municipal Income Fund
Performance - continued

Total Return Components

	Years ended January 31,
	2001	2000	1999	1998	1997
Dividend returns	5.48%	4.44%	4.81%	5.36%	5.20%
Capital returns	8.86%	-9.47%	1.64%	5.46%	-1.98%
Total returns	14.34%	-5.03%	6.45%	10.82%	3.22%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.12¢	30.08¢	60.36¢
Annualized dividend rate	4.70%	4.79%	4.94%
30-day annualized yield	4.31%	-	-
30-day annualized tax-equivalent yield	7.52%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.83 over the past one month, $12.46 over the past six months and $12.23 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 42.72% combined effective 2001 federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan New York Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

Perceived as the vehicles of choice for the tax advantages they provide, municipal bonds and municipal bond funds offered investors an additional benefit during the past year: strong returns on investment. For the 12-month period ending January 31, 2001, municipal bonds returned 13.28%, according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds. The average municipal bond fund returned approximately 9% during the period, according to Morningstar, Inc., compared to an annual average of about 4.5% for the past five years. In the early stages of the most recent 12-month period, muni bonds struggled due to several interest-rate hikes by the Federal Reserve Board. Subsequently, yields in the neighborhood of 6%, a diminished supply of new issues, attractive prices, strong demand from individual investors and evidence that the Fed's actions were slowing the U.S. economy caused munis to rally throughout the remainder of 2000. That momentum carried through the first month of 2001, when the Fed lowered rates twice by a combined total of 1.00%. Although the taxable bond market had a marginally higher absolute return, as measured by the Lehman Brothers Aggregate Bond Index's 12-month gain of 13.82%, the edge generally went to municipal bonds on a tax-equivalent yield basis.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan New York Municipal Income Fund

Q. How did the fund perform, George?

A. For the 12-month period that ended January 31, 2001, the fund had a total return of 14.34%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 13.33% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 15.02%.

Q. The municipal market staged an impressive turnaround in the final six months of the period. What prompted that rebound?

A. The primary reason why the muni market rallied was growing optimism about the direction of interest rates and, ultimately, actual interest-rate cuts. Early on, investors feared the Federal Reserve Board would continue to raise interest rates to slow economic growth and curtail inflation. That forced bond yields higher and their prices lower. Those worries and the fact that the Fed did raise rates on several occasions caused the fund's share price to fall. Since mid-summer, however, conditions steadily improved. Instead of fearing higher interest rates, there was a growing sense among many investors that the Fed might be close to the end of its cycle of interest-rate hikes due to weakening economic conditions, and that it might lower rates in the near future. That's exactly what happened in January when the central bank cut interest rates by a full percentage point in two moves, the biggest monthly reduction in more than a decade. As a result, municipal bonds performed well as yields declined and investors became increasingly more optimistic about the direction of interest rates. Favorable supply and demand conditions also provided a boost for the market. The supply of New York municipals declined and the demand for them strengthened. The fund's total return for the year reflects the combination of price gains or losses plus the income generated by its holdings.

Annual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the year?

A. Much of the fund's outperformance was the result of avoiding the pitfalls associated with two influential segments of the municipal market - corporate-backed bonds and health care bonds. Both sectors tend to be made up of many bonds rated below-investment grade, which were decidedly out of favor during the year. Corporate municipal bonds - which are issued by corporations and earn tax-free status by funding projects deemed in the public good - slumped when slowing economic growth called into question corporate profitability. The health care sector's problems included heightened competition, cost cutting and declining reimbursements from Medicare. Fortunately, the fund held no corporate bonds and very few health care bonds.

Q. How did you manage the fund's interest-rate sensitivity?

A. The way in which I managed the fund's duration - a measure of its interest-rate sensitivity - was a plus for performance. I didn't make the fund more or less interest-rate sensitive by lengthening or shortening duration based on predictions about the direction of interest rates. Rather, I managed the fund's duration to be in line with the New York municipal market as a whole as measured by the Lehman Brothers New York 4 Plus Year Municipal Bond Index. While this has been my approach since I began managing the fund, it became especially important during the past 12 months because interest rates and bond yields shifted course rather quickly and distinctly.

Q. What's ahead for the New York municipal market?

A. At the end of January, municipal bonds had priced in the expectation of further rate reductions. If the Fed continues to cut interest rates, as the market is expecting, municipals should benefit. If, on the other hand, the Fed holds rates steady or doesn't cut them as much as the market currently anticipates, we could be in for a rough time over the short term. That said, municipals are priced somewhat cheaply compared to Treasury securities, a factor that could grab investors' interest. Attractive prices and relatively high tax-free yields could bode quite well for municipals' near-term performance.

Annual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and New York State and City income taxes

Fund number: 071

Trading symbol: FTFMX

Start date: July 10, 1984

Size: as of January 31, 2001, more than $1.1 billion

Manager: George Fischer, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on New York's fiscal future:

"During the past several years, New York municipal issuers have enjoyed a number of positive conditions. To begin with, the state has benefited from a robust economy and huge tax revenue collections as the work force expanded. Additionally, personal income rose, capital gains swelled and corporate profits expanded. During the next several years, however, it's not likely to be that easy. It's clear that the New York economy has begun to slow in concert with the overall national economy. A slowing economy obviously will put pressure on tax receipts. That being said, many New York municipal issuers deserve credit for constructing fiscal 2002 budgets that are fairly conservative and don't include wildly unrealistic expectations about tax revenues based on moderate economic growth. However, if economic growth came to a standstill or turned negative, issuers may need to find ways to slash costs. It is important for shareholders to recognize that the direction of the state's economy and the health of municipal issuers will affect the performance of New York municipal bonds."

Annual Report

Spartan New York Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.2	36.5
Transportation	20.8	18.7
Special Tax	12.8	12.8
Water & Sewer	11.4	12.0
Electric Utilities	9.6	4.4
Average Years to Maturity as of January 31, 2001
		6 months ago
Years	15.8	15.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	7.0	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of January 31, 2001 As of July 31, 2000

Aaa 40.5%	Aaa 39.1%
Aa, A 39.4%	Aa, A 42.2%
Baa 15.0%	Baa 16.6%
Short-term Investments 5.1%	Short-term Investments 2.1%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan New York Municipal Income Fund

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - 87.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	Aaa	$ 1,275,000	$ 1,346,630
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	Aaa	2,700,000	2,725,434
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	Aaa	435,000	568,741
7.8% 5/1/15 (MBIA Insured)	Aaa	435,000	572,712
7.8% 5/1/16 (MBIA Insured)	Aaa	435,000	574,883
7.8% 5/1/17 (MBIA Insured)	Aaa	435,000	576,310
7.8% 5/1/18 (MBIA Insured)	Aaa	434,000	576,938
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Civic Facility Proj.) 5.75% 8/1/30	A3	9,445,000	9,722,683
Erie County Gen. Oblig. Series A:
6% 2/1/04 (FGIC Insured)	Aaa	1,100,000	1,171,280
6% 2/1/05 (FGIC Insured)	Aaa	1,000,000	1,081,100
6% 2/1/06 (FGIC Insured)	Aaa	1,030,000	1,128,355
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (e)	AA	1,805,000	1,924,816
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	Baa1	25,000,000	25,785,750
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17	Baa1	8,000,000	8,081,680
Series R, 5.4% 7/1/10	Baa1	2,960,000	3,166,845
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	6,000,000	6,164,040
5.75% 7/1/21 (MBIA Insured)	Aaa	5,300,000	5,559,488
6% 7/1/24	Baa1	5,000,000	5,280,500
Series B:
4.75% 7/1/26 (FGIC Insured)	Aaa	6,000,000	5,573,940
5.125% 7/1/24 (AMBAC Insured)	Aaa	5,080,000	5,022,139
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	3,000,000	2,978,730
Series E, 5.5% 7/1/09 (AMBAC Insured)	Aaa	2,705,000	2,924,267
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured)	Aaa	5,445,000	5,031,398
5% 4/1/23 (FGIC Insured)	Aaa	6,000,000	5,850,720
5% 4/1/29 (FSA Insured)	Aaa	10,000,000	9,664,100
5.25% 4/1/26 (MBIA Insured)	Aaa	5,580,000	5,587,310
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	$ 5,400,000	$ 6,192,936
Series O, 5.75% 7/1/13	Baa1	3,000,000	3,313,500
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	1,830,000	2,098,717
Series 5, 6.9% 7/1/05	Baa1	4,100,000	4,233,660
Series 7:
0% 7/1/10	Baa1	9,500,000	6,136,429
5.45% 7/1/07	Baa1	4,930,000	5,312,519
5.625% 7/1/16	Baa1	3,000,000	3,063,480
Series P, 5.75% 7/1/15	Baa1	6,000,000	6,188,700
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17	Baa1	3,000,000	3,030,630
5.375% 7/1/21 (FSA Insured)	Aaa	3,000,000	3,049,860
Series R:
5.3% 7/1/09	Baa1	4,000,000	4,285,960
5.4% 7/1/10	Baa1	3,000,000	3,209,640
Series 8, 5.375% 7/1/21 (MBIA Insured)	Aaa	3,000,000	3,049,860
Series A:
4.75% 7/1/21 (MBIA Insured)	Aaa	2,000,000	1,892,260
4.75% 7/1/24 (MBIA Insured)	Aaa	5,000,000	4,671,700
5.75% 7/1/21 (MBIA Insured)	Aaa	14,500,000	15,209,920
6% 7/1/16 (FSA Insured)	Aaa	9,090,000	9,773,386
6% 7/1/24	Baa1	2,000,000	2,112,200
6.125% 7/1/29	Baa1	25,000,000	26,560,737
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	8,500,000	7,896,415
Series C:
4.75% 7/1/16 (FSA Insured)	Aaa	4,100,000	4,020,009
5.125% 7/1/13 (FSA Insured)	Aaa	2,500,000	2,586,250
Series K, 6.3% 7/1/06 (MBIA Insured) (b)	Aaa	10,150,000	11,345,264
Series N, 0% 7/1/11 (FGIC Insured)	Aaa	5,980,000	3,702,816
5.125% 7/1/14 (FSA Insured)	Aaa	3,375,000	3,469,061
Monroe County Gen. Oblig.:
6% 6/1/04	Aa2	540,000	578,632
6% 6/1/04 (Escrowed to Maturity) (e)	Aa2	970,000	1,041,596
6% 6/1/05	Aa2	770,000	836,890
6% 6/1/05 (Escrowed to Maturity) (e)	Aa2	1,385,000	1,510,495
6.1% 3/1/04 (MBIA Insured)	Aaa	870,000	888,957
6.5% 6/1/04	Aa2	65,000	70,806
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Monroe County Gen. Oblig.: - continued
6.5% 6/1/05	Aa2	$ 115,000	$ 127,697
6.5% 6/1/06	Aa2	120,000	135,472
6.5% 6/1/07 (AMBAC Insured)	Aaa	50,000	57,249
7% 6/1/03 (FGIC Insured)	Aaa	410,000	440,192
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	590,000	634,952
7% 6/1/04 (FGIC Insured)	Aaa	875,000	964,136
7% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,275,000	1,408,671
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	Aaa	1,245,000	1,281,142
5.625% 5/15/24 (MBIA Insured)	Aaa	2,645,000	2,716,918
Muni. Assistance Corp. for New York City:
Series 1999 O, 5.25% 7/1/08	Aa1	8,000,000	8,603,920
Series D, 6% 7/1/05 (AMBAC Insured)	Aaa	10,000,000	10,884,500
Series L, 6% 7/1/07	Aa1	5,000,000	5,565,650
Nassau County Gen. Oblig.:
(Combined Swr. District Proj.) Series F, 5.3% 7/1/07 (MBIA Insured)	Aaa	350,000	374,630
Series A:
6% 7/1/09 (FGIC Insured)	Aaa	5,620,000	6,318,678
6.5% 5/1/07 (FGIC Insured)	Aaa	4,000,000	4,537,280
Series D, 5.25% 9/1/03 (FSA Insured)	Aaa	2,500,000	2,593,550
Series P, 6.3% 11/1/03 (FGIC Insured)	Aaa	1,000,000	1,066,790
Series R, 5.125% 11/1/05 (FGIC Insured)	Aaa	2,065,000	2,176,262
Series T, 5.2% 9/1/11 (FGIC Insured)	Aaa	2,695,000	2,822,042
Series U:
5.125% 11/1/04 (AMBAC Insured)	Aaa	1,505,000	1,575,946
5.25% 11/1/11 (AMBAC Insured)	Aaa	1,500,000	1,576,860
5.25% 11/1/15 (AMBAC Insured)	Aaa	2,150,000	2,190,958
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	Aaa	7,845,000	8,774,789
5.75% 11/15/12 (MBIA Insured)	Aaa	7,710,000	8,487,476
New York City Edl. Construction Fund Sr. Series A, 6.25% 10/1/03 (MBIA Insured)	Aaa	1,895,000	2,019,009
New York City Gen. Oblig.:
Series A:
6.25% 8/1/08	A2	1,000,000	1,116,520
7% 8/1/03	A2	2,000,000	2,152,580
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.7% 8/15/02	A2	$ 2,260,000	$ 2,334,670
5.7% 8/15/02 (Escrowed to Maturity) (e)	A3	75,000	77,513
5.875% 8/15/13	A2	3,870,000	4,138,888
6.2% 8/15/06	A2	2,195,000	2,412,590
6.5% 8/15/11	A2	1,000,000	1,171,400
7.5% 2/1/02	A2	1,000,000	1,039,530
7.5% 2/1/03	A2	5,000,000	5,264,650
7.5% 2/1/07	A2	5,500,000	5,780,665
Series C:
5.7% 8/15/02	A2	1,310,000	1,353,282
6% 2/1/22	A2	3,500,000	3,681,160
6.4% 8/1/03	A2	6,000,000	6,325,860
Series D:
5.25% 8/1/13	A2	2,500,000	2,588,650
5.25% 8/1/21 (MBIA Insured)	Aaa	5,000,000	5,007,300
5.375% 8/1/17	A2	2,500,000	2,554,125
5.75% 2/15/08	A2	1,000,000	1,068,690
Series E:
6% 8/1/26	A2	3,455,000	3,625,332
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (e)	A3	295,000	329,701
6.5% 2/15/06	A2	1,000,000	1,113,510
Series F:
5.75% 2/1/15	A2	2,500,000	2,623,900
6% 8/1/16	A2	7,750,000	8,258,478
Series G:
5.35% 8/1/13	A2	5,000,000	5,221,550
6% 10/15/26	A2	4,950,000	5,208,539
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (e)	A3	50,000	56,391
Series H:
5.5% 8/1/12	A2	9,000,000	9,566,910
6% 8/1/17	A2	1,000,000	1,065,410
7% 2/1/05	A3	665,000	696,069
7% 2/1/06	A3	280,000	292,995
7% 2/1/06 (Pre-Refunded to 2/1/02 @ 101.5) (e)	A3	140,000	147,060
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series I:
5.875% 3/15/12	A2	$ 10,000,000	$ 10,685,400
6.125% 4/15/11	A2	17,510,000	19,242,615
6.125% 4/15/11 (Pre-Refunded to 4/15/07 @ 101) (e)	A3	7,490,000	8,440,107
Series J:
5.875% 2/15/19	A2	4,000,000	4,171,320
6.125% 8/1/12	A2	1,000,000	1,097,400
Series L, 5.75% 8/1/12	A2	3,700,000	3,961,442
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	2,700,000	2,821,554
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (d)	A3	1,500,000	1,567,560
6% 1/1/08 (d)	A3	500,000	530,245
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	Aaa	13,450,000	13,565,670
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	Aaa	3,785,000	3,780,004
Series B:
5.375% 6/15/07 (AMBAC Insured)	Aaa	355,000	373,985
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (e)	Aaa	145,000	154,264
5.75% 6/15/26 (MBIA Insured)	Aaa	5,025,000	5,219,870
5.75% 6/15/29 (MBIA Insured)	Aaa	5,315,000	5,511,177
5.875% 6/15/26	Aa3	21,250,000	22,095,325
6% 6/15/33	Aa3	24,370,000	26,167,288
Series C, 7% 6/15/16 (FGIC Insured) (Pre-Refunded to 6/15/01 @ 101.5) (e)	Aaa	500,000	514,140
New York City Transitional Fin. Auth. Rev.:
Second Series B, 5.125% 11/1/14	Aa2	1,000,000	1,029,620
Series A, 5.125% 8/15/21	Aa2	21,000,000	20,749,890
Series B:
4.75% 11/15/16	Aa2	11,470,000	11,120,050
6% 11/15/29	Aa2	3,000,000	3,230,850
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	Aaa	4,850,000	5,006,655
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	Aaa	1,250,000	1,316,013
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	Aaa	$ 3,150,000	$ 3,167,987
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	4,625,000	4,631,429
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	AAA	600,000	670,590
6% 7/1/09 (AMBAC Insured)	AAA	370,000	417,397
6% 7/1/10 (AMBAC Insured)	AAA	250,000	281,858
(City Univ. Sys. Consolidation Fourth Generation Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	Aaa	10,100,000	10,094,243
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	Baa1	1,000,000	1,062,900
5.75% 7/1/07	Baa1	500,000	548,665
Series D, 7% 7/1/09	Baa1	6,000,000	6,869,760
(City Univ. Sys. Proj. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	Aaa	2,500,000	2,603,150
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	Baa1	4,000,000	4,788,360
Series U, 6.25% 7/1/03	Baa1	525,000	555,151
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	Aaa	1,900,000	2,163,891
6% 7/1/21 (MBIA Insured)	Aaa	2,500,000	2,828,050
(FIT Student Hsg. Proj.):
5.75% 7/1/03 (AMBAC Insured)	Aaa	1,590,000	1,666,543
5.75% 7/1/04 (AMBAC Insured)	Aaa	1,680,000	1,790,292
5.75% 7/1/05 (AMBAC Insured)	Aaa	1,650,000	1,779,344
5.75% 7/1/06 (AMBAC Insured)	Aaa	1,500,000	1,636,725
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	9,805,000	9,818,629
(Judicial Facilities Lease Prog.) Series B, 7% 4/15/16	Baa1	2,000,000	2,049,920
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	Aaa	2,175,000	1,431,063
(Mental Health Svcs. Facilities Impt. Proj.) Series F, 4.5% 8/15/28 (AMBAC Insured)	Aaa	5,000,000	4,404,600
(Mental Health Svcs. Facilities Proj.):
Series A, 5.75% 8/15/11	A3	3,000,000	3,244,770
Series B, 5.75% 2/15/11	A3	2,550,000	2,758,055
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	Aa2	$ 9,500,000	$ 9,855,110
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	5,000,000	5,000,350
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	Aaa	4,500,000	4,786,380
(New York Univ. Proj.) Series A:
5.75% 7/1/15 (MBIA Insured)	Aaa	1,250,000	1,394,375
5.75% 7/1/27 (MBIA Insured)	Aaa	5,000,000	5,500,850
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	Aaa	4,875,000	4,898,254
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	Aaa	1,260,000	1,408,239
(Saint Vincent's Hosp. & Med. Ctr. Proj.):
6% 2/1/03 (AMBAC Insured)	Aaa	1,820,000	1,899,898
6% 8/1/03 (AMBAC Insured)	Aaa	1,875,000	1,977,094
(State Univ. Edl. Facilities Proj.):
Series A:
6.5% 5/15/05	A3	5,080,000	5,593,232
6.5% 5/15/06	A3	3,400,000	3,804,906
Series B, 7.5% 5/15/11	A2	2,365,000	2,865,268
5.5% 5/15/09	A2	3,000,000	3,252,720
5.95% 5/15/29 (FGIC Insured)	Aaa	2,500,000	2,683,200
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	Aaa	3,605,000	3,729,697
5.2% 2/15/13 (MBIA Insured)	Aaa	6,585,000	6,801,976
(Univ. of Rochester Proj.) Series A, 5% 7/1/27 (MBIA Insured)	Aaa	11,475,000	11,084,506
Series 1990 B, 7.5% 5/15/11 (e)	A2	1,135,000	1,375,938
Series E, 5% 2/15/10 (MBIA Insured)	Aaa	3,500,000	3,671,955
5.8% 8/1/30	Aa2	3,000,000	3,112,470
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	A1	10,600,000	11,199,430
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	Aaa	1,000,000	1,105,250
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(State Wtr. Revolving Funds Prog.):
Series C, 5% 6/15/19	Aa1	$ 4,000,000	$ 3,942,720
Series F:
4.875% 6/15/18	Aa1	3,000,000	2,932,440
4.875% 6/15/20	Aa1	3,555,000	3,427,198
5% 6/15/15	Aa1	3,000,000	3,036,360
Series F, 5.25% 6/15/13	Aa1	3,980,000	4,160,732
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
(State Wtr. Revolving Fund Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	Aaa	2,220,000	2,361,991
Series C, 5.85% 7/15/15	Aaa	3,060,000	3,268,172
(State Wtr. Revolving Fund Prog.) Series D:
5% 6/15/11	Aa1	3,645,000	3,795,138
5% 6/15/12	Aa1	2,000,000	2,060,720
5.125% 6/15/19	Aa1	5,000,000	5,004,050
6.3% 5/15/05	Aaa	2,000,000	2,199,700
6.3% 11/15/05	Aaa	2,725,000	3,015,839
(State Wtr. Revolving Fund-New York City Muni. Wtr. Proj.):
Series A:
5.75% 6/15/11	Aa1	5,000,000	5,594,500
6.8% 6/15/01	Aa2	2,000,000	2,024,540
6.9% 6/15/02	Aaa	265,000	273,544
6.9% 6/15/02 (Pre-Refunded to 6/15/01 @ 102) (e)	Aaa	835,000	862,446
7% 6/15/12	Aaa	190,000	195,890
Series B, 5.25% 6/15/14	Aa1	3,180,000	3,254,857
Series E:
6.25% 6/15/05	Aa1	1,200,000	1,310,928
6.5% 6/15/14	Aaa	130,000	133,574
New York State Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	A3	6,375,000	6,397,823
Series D, 5.375% 4/1/14	A3	4,000,000	4,107,880
Series E, 5.25% 4/1/16	A3	23,600,000	24,677,340
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term. Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	Aaa	1,170,000	1,225,996
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Med. Care Facilities Fin. Agcy. Rev.: - continued
(Mental Health Svcs. Facilities Proj.):
Series A:
7.5% 2/15/21 (Pre-Refunded to 2/15/01 @ 102) (e)	Aaa	$ 85,000	$ 86,797
7.5% 2/15/21 (Pre-Refunded to 2/15/01 @ 102) (e)	A3	50,000	51,057
8.875% 8/15/07	A3	1,155,000	1,170,997
Series D, 7.4% 2/15/18	A3	450,000	471,834
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	Aa2	3,000,000	3,028,080
Series A, 7.25% 11/1/11 (MBIA Insured)	Aaa	890,000	914,982
New York State Mtg. Agcy. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	Aa2	2,000,000	2,072,040
Series 69, 4.7% 4/1/24 (d)	Aa2	5,775,000	5,719,329
5.5% 4/1/19 (AMBAC Insured) (d)	Aaa	4,500,000	4,583,520
New York State Pwr. Auth. Rev.:
Series A, 5.25% 11/15/40	Aa2	19,360,000	19,302,114
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (e)	Aaa	250,000	283,513
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	Aa3	3,000,000	3,023,970
Series E, 5.25% 1/1/12	Aa3	5,410,000	5,678,066
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	Aaa	5,175,000	5,282,640
Series B1:
5.75% 4/1/14 (FGIC Insured)	Aaa	3,000,000	3,261,870
5.75% 4/1/15 (FGIC Insured)	Aaa	4,000,000	4,336,680
New York State Thruway Auth. Svc. Contract Rev. (Local Hwy. & Bridge Proj.):
5.75% 4/1/16	Baa1	13,700,000	14,335,543
6% 4/1/11	Baa1	4,000,000	4,390,920
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.):
Series 5, 5.9% 1/1/08	Baa1	1,455,000	1,572,855
Series A, 6.3% 1/1/03	Baa1	700,000	732,767
(Correctional Facilities Proj.) 5.625% 1/1/07 (AMBAC Insured)	Aaa	2,000,000	2,098,340
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured)	Aaa	6,340,000	6,336,576
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	Aaa	$ 15,000	$ 16,657
(Syracuse Univ. Ctr. Proj.) 5.2% 1/1/03	Baa1	1,000,000	1,026,760
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	Aaa	995,000	1,196,876
7.5% 3/1/10 (MBIA Insured)	Aaa	1,155,000	1,429,717
7.5% 3/1/11 (MBIA Insured)	Aaa	1,245,000	1,563,969
7.5% 3/1/16 (MBIA Insured)	Aaa	1,060,000	1,371,195
7.5% 3/1/17 (MBIA Insured)	Aaa	1,200,000	1,555,332
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (d)	Aaa	1,000,000	1,100,170
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	Aaa	500,000	551,500
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	Aaa	1,500,000	1,592,970
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	Aaa	1,475,000	1,608,871
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	Aaa	3,380,000	3,684,369
Suffolk County Wtr. Auth. Wtrwks. Rev. Series C, 5.75% 6/1/10 (AMBAC Insured) (Pre-Refunded to 6/1/02 @ 102) (e)	Aaa	30,000	31,484
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.) Series E:
6% 1/1/11	Baa1	4,000,000	4,483,720
7.25% 1/1/10	Baa1	9,870,000	11,463,709
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28	Aa3	9,500,000	9,474,065
6% 1/1/11	Aa3	500,000	566,465
Series B:
5% 1/1/14	Aa3	2,000,000	2,070,680
5.2% 1/1/22	Aa3	9,870,000	9,863,486
5.2% 1/1/27 (FGIC Insured)	Aaa	3,000,000	2,983,410
5.2% 1/1/27 (MBIA Insured)	Aaa	2,000,000	1,988,940
5.5% 1/1/30	Aa3	2,015,000	2,056,469
Series Q, 6.75% 1/1/09	Aa3	1,000,000	1,153,430
Series Y, 6% 1/1/12	Aa3	16,610,000	18,809,164
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured)	Aaa	$ 2,200,000	$ 2,225,542
5.125% 1/1/11 (MBIA Insured)	Aaa	3,000,000	3,173,670
5.125% 1/1/12 (MBIA Insured)	Aaa	1,000,000	1,046,250
5.25% 1/1/11 (FGIC Insured)	Aaa	3,000,000	3,183,510
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	Aaa	5,000,000	4,926,650
Yonkers Gen. Oblig. Series A:
6% 8/1/04 (FGIC Insured)	Aaa	1,020,000	1,093,022
6% 8/1/05 (FGIC Insured)	Aaa	1,080,000	1,172,599
			1,050,663,194
New York & New Jersey - 4.5%
Port Auth. New York & New Jersey:
Series 107, 6% 10/15/06 (d)	A1	1,530,000	1,681,623
Series 109, 5.375% 1/15/32	A1	7,500,000	7,550,625
Series 120:
5.75% 10/15/11 (MBIA Insured) (d)	Aaa	15,000,000	16,310,100
5.75% 10/15/12 (MBIA Insured) (d)	Aaa	15,530,000	16,689,470
Series 73, 6.75% 10/15/06 (d)	A1	2,000,000	2,030,940
Series 77, 6.25% 1/15/27 (d)	A1	2,000,000	2,043,100
Series 99, 7% 11/1/04 (FGIC Insured) (d)	Aaa	5,040,000	5,600,498
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (d)	Aaa	2,000,000	2,062,160
			53,968,516
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	1,400,000	1,312,276
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa	5,015,000	5,085,210
Puerto Rico Tel. Auth. Rev. 5.45% 1/16/15 (MBIA Insured) (Pre-Refunded to 1/1/03 @ 101.5) (e)	Aaa	9,600,000	10,078,464
			16,475,950
TOTAL MUNICIPAL BONDS (Cost $1,061,699,289)			1,121,107,660
Municipal Notes - 5.1%
	Principal Amount	Value (Note 1)
New York - 4.8%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 5, 4.1%, LOC ABN-AMRO Bank NV, LOC Morgan Guaranty Trust Co., NY, VRDN (c)	$ 12,300,000	$ 12,300,000
Series 6, 4.15%, LOC ABN-AMRO Bank NV, LOC Morgan Guaranty Trust Co., NY, VRDN (c)	14,500,000	14,500,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (Niagara Mohawk Pwr. Corp. Proj.):
Series 1986 A, 4.25%, LOC Bank One NA, VRDN (c)(d)	15,000,000	15,000,000
Series 1988 A, 4.4%, LOC Morgan Guaranty Trust Co., NY, VRDN (c)(d)	3,800,000	3,800,000
New York State Pwr. Auth. Rev. Series 2000 5, 3.85%, VRDN (c)(d)	11,000,000	11,000,000
		56,600,000
New York & New Jersey - 0.3%
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 5, 4.15%, VRDN (c)	3,900,000	3,900,000
TOTAL MUNICIPAL NOTES (Cost $60,500,000)		60,500,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,122,199,289)	1,181,607,660
NET OTHER ASSETS - 1.3%	16,083,414
NET ASSETS - 100%	$ 1,197,691,074
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Sold
111 Bond Buyer Municipal Bond Index Contracts	March 2001	$ 11,491,969	$ 189,995

The face value of futures sold as a percentage of net assets - 1.0%
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $838,320.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	79.6%	AAA, AA, A	91.0%
Baa	15.0%	BBB	1.3%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.2%
Transportation	20.8
Special Tax	12.8
Water & Sewer	11.4
Electric Utilities	9.6
Education	5.4
Others* (individually less than 5%)	9.8
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,122,199,289. Net unrealized appreciation aggregated $59,408,371, of which $60,787,427 related to appreciated investment securities and $1,379,056 related to depreciated investment securities.

At January 31, 2001, the fund had a capital loss carryforward of approximately $8,414,000 of which $2,776,000 and $5,638,000 will expire on January 31, 2008 and 2009, respectively.

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 3.98% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value (cost $1,122,199,289) - See accompanying schedule		$ 1,181,607,660
Cash		2,099,689
Receivable for fund shares sold		2,508,504
Interest receivable		13,898,403
Other receivables		192,290
Total assets		1,200,306,546
Liabilities
Payable for fund shares redeemed	$ 900,936
Distributions payable	1,163,012
Accrued management fee	369,098
Payable for daily variation on futures contracts	45,094
Other payables and accrued expenses	137,332
Total liabilities		2,615,472
Net Assets		$ 1,197,691,074
Net Assets consist of:
Paid in capital		$ 1,147,428,707
Distributions in excess of net investment income		(38,735)
Accumulated undistributed net realized gain (loss) on investments		(9,297,264)
Net unrealized appreciation (depreciation) on investments		59,598,366
Net Assets, for 93,734,153 shares outstanding		$ 1,197,691,074
Net Asset Value, offering price and redemption price per share ($1,197,691,074 ÷ 93,734,153 shares)		$12.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 57,107,307
Expenses
Management fee	$ 3,992,705
Transfer agent fees	844,297
Accounting fees and expenses	267,448
Non-interested trustees' compensation	4,284
Custodian fees and expenses	21,060
Registration fees	45,217
Audit	33,620
Legal	11,389
Miscellaneous	15,643
Total expenses before reductions	5,235,663
Expense reductions	(817,441)	4,418,222
Net investment income		52,689,085
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(4,464,703)
Change in net unrealized appreciation (depreciation) on:
Investment securities	94,183,866
Futures contracts	189,995	94,373,861
Net gain (loss)		89,909,158
Net increase (decrease) in net assets resulting from operations		$ 142,598,243
Other information
Expense reductions: Custodian credits		$ 19,235
Transfer agent credits		661,610
Accounting credits		136,596
		$ 817,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 52,689,085	$ 54,485,450
Net realized gain (loss)	(4,464,703)	(3,481,379)
Change in net unrealized appreciation (depreciation)	94,373,861	(110,200,928)
Net increase (decrease) in net assets resulting from operations	142,598,243	(59,196,857)
Distributions to shareholders From net investment income	(52,453,123)	(54,350,673)
From net realized gain	-	(603,460)
In excess of net realized gain	-	(1,354,809)
Total distributions	(52,453,123)	(56,308,942)
Share transactions Net proceeds from sales of shares	268,095,598	227,054,112
Reinvestment of distributions	39,268,681	43,201,504
Cost of shares redeemed	(207,264,891)	(347,394,370)
Net increase (decrease) in net assets resulting from share transactions	100,099,388	(77,138,754)
Total increase (decrease) in net assets	190,244,508	(192,644,553)
Net Assets
Beginning of period	1,007,446,566	1,200,091,119
End of period (including distributions in excess of net investment income of $38,735 and $306,948, respectively)	$ 1,197,691,074	$ 1,007,446,566
Other Information Shares
Sold	21,718,709	18,303,331
Issued in reinvestment of distributions	3,202,358	3,511,447
Redeemed	(16,972,590)	(28,383,532)
Net increase (decrease)	7,948,477	(6,568,754)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.740	$ 12.990	$ 12.940	$ 12.290	$ 12.540
Income from Investment Operations Net investment income	.614 B	.590 B	.602	.624	.629
Net realized and unrealized gain (loss)	1.030	(1.230)	.205	.670	(.246)
Total from investment operations	1.644	(.640)	.807	1.294	.383
Less Distributions
From net investment income	(.604)	(.589)	(.602)	(.624)	(.631)
From net realized gain	-	(.006)	(.155)	(.020)	(.002)
In excess of net realized gain	-	(.015)	-	-	-
Total distributions	(.604)	(.610)	(.757)	(.644)	(.633)
Net asset value, end of period	$ 12.780	$ 11.740	$ 12.990	$ 12.940	$ 12.290
Total Return A	14.34%	(5.03)%	6.45%	10.82%	3.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,197,691	$ 1,007,447	$ 1,200,091	$ 1,133,668	$ 401,071
Ratio of expenses to average net assets	.49%	.49%	.53% C	.55% C	.59%
Ratio of expenses to average net assets after expense reductions	.42% D	.49%	.53%	.55%	.59%
Ratio of net investment income to average net assets	4.96%	4.78%	4.67%	4.97%	5.15%
Portfolio turnover rate	23%	19%	25%	43%	44%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Money Market	3.68%	16.92%	35.18%
New York Tax-Free Retail Money Market Funds Average	3.43%	15.56%	31.99%

Cumulative total returns show the fund's performance over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 39 money market funds.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	3.68%	3.18%	3.06%
New York Tax-Free Retail Money Market Funds Average	3.43%	2.93%	2.81%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan New York Municipal Money Market Fund

Performance - continued

Yields

	1/29/01	10/30/00	7/31/00	5/1/00	1/31/00
Spartan New York Municipal Money Market Fund	3.51%	3.85%	3.75%	4.13%	2.89%

New York Tax-Free Retail Money Market Funds Average	3.31%	3.61%	3.51%	3.47%	2.71%

Spartan New York Municipal Money Market Fund - Tax-equivalent	6.12%	6.72%	6.54%	7.19%	5.03%

Portion of fund's income subject to state taxes	0.80%	0.00%	1.12%	2.57%	2.30%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2001 federal, state and New York City income tax rate of 42.72%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. Diane, what was the investment environment like during the 12 months that ended January 31, 2001?

A. The economic backdrop changed significantly during the period. At the beginning of the fund's fiscal year, a tight labor market was one indicator of economic strength, with unemployment reaching a low of 3.9% in April 2000. Consumer confidence, consumer spending, business investment and capital spending all were very strong. Because of this environment, the Federal Reserve Board maintained a bias toward raising short-term interest rates to curtail economic growth and keep inflation under control. From mid-1999 through May 2000, the Fed hiked short-term rates six times, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - to 6.50% by May 31, 2000. From that point, however, market sentiment started to shift.

Q. What happened in mid-2000 to cause the shift?

A. Emerging data indicated that the economy was slowing amid a backdrop of declining consumer and business investment spending. Expectations of declining corporate profits led many to believe that companies would have less cash on hand to spend on such improvements as technology. Furthermore, declining stock prices dampened the "wealth effect" that had helped spur consumer spending. At the end of 2000, the Fed changed from a bias toward raising rates to a bias toward lowering them, indicating it was poised to ease monetary policy in order to prevent the economy from slowing much further. Market yields declined as this transpired, reflecting the anticipation of a series of Fed rate cuts starting in early 2001. The Fed followed through with an unexpected 0.50 percentage-point cut in the fed funds rate within the first few days of January 2001, and added an additional half-percentage point decrease at its meeting at the end of January. These cuts brought the fed funds target rate down to 5.50% by the end of the fund's fiscal year.

Q. What was your strategy with the fund?

A. My strategy was driven by both technical factors of supply and demand as well as my fundamental outlook regarding interest rates. On the technical side, yields on very short-term money market securities like variable-rate demand notes (VRDNs) - whose yields are reset periodically, usually every one or seven days - generally rise or fall due to technical factors. For example, in April and at the end of 2000 net redemptions from money market funds caused temporary spikes in short-term yields. As those periods approached, I added VRDNs to take advantage of their higher yields. Despite these momentary upticks, however, VRDN yields generally remained low. This situation resulted from a significant influx of new assets coming into money market funds through most of the period. In turn, I focused purchases on longer-term fixed-rate paper with maturities of six or 12 months, because the longer-term notes offered higher yields relative to shorter-term alternatives. This was especially true in July, when a significant amount of new issuance by New York municipalities led to attractive yields on these notes. An overall focus on fixed-rate paper also fit in well with my fundamental interest-rate outlook in the second half of the year. Locking in higher yields within a declining rate environment made sense, especially since short-term instruments were resetting to lower rates.

Annual Report

Spartan New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2001, was 3.82%, compared to 2.88% 12 months ago. The latest yield was the equivalent of a 6.66% taxable yield for New York investors in the 42.72% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2001, the fund's 12-month total return was 3.68%, compared to 3.43% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It looks as if the Fed will continue to ease short-term rates. Market prices currently reflect additional rate cuts in the months ahead. Going forward, two items in particular bear watching: business investment and consumer confidence. Reductions in either could indicate a significant dampening of U.S. economic growth. In addition, technical issues should continue to influence the municipal money markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income exempt from federal income tax and New York State and City income taxes as is consistent with preservation of capital

Fund number: 422

Trading symbol: FSNXX

Start date: February 3, 1990

Size: as of January 31, 2001, more than $904 million

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Annual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/01	% of fund's investments 7/31/00	% of fund's investments 1/31/00
0 - 30	71.8	67.9	56.6
31 - 90	10.3	17.3	31.3
91 - 180	11.5	1.7	8.4
181 - 397	6.4	13.1	3.7
Weighted Average Maturity
	1/31/01	7/31/00	1/31/00
Spartan New York Municipal Money Market Fund	43 Days	54 Days	42 Days
New York Tax Free-Free Retail Money Market Funds Average *	41 Days	47 Days	41 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Variable Rate Demand Notes (VRDNs) 58.1%	Variable Rate Demand Notes (VRDNs) 55.0%
Commercial Paper (including CP Mode) 17.5%	Commercial Paper (including CP Mode) 22.7%
Tender Bonds 5.5%	Tender Bonds 5.9%
Municipal Notes 17.2%	Municipal Notes 14.8%
Other Investments 0.6%	Other Investments 0.6%
Net Other Assets 1.1%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Annual Report

Spartan New York Municipal Money Market Fund

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
New York - 96.4%
Albany County Arpt. Auth. Arpt. Rev. Participating VRDN Series RobIns 8, 4.53% (Liquidity Facility Bank of New York NA) (a)(b)(d)	$ 2,490,000	$ 2,490,000
Amherst Indl. Dev. Auth. Ind. Dev. Rev. (Maple Dev. Proj.) Series 1986, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	4,600,000	4,600,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 3.9%, LOC Fleet Bank NA, VRDN (a)(b)	2,100,000	2,100,000
Brentwood Union Free School District #12 TAN 5% 6/29/01	3,400,000	3,407,918
Briarcliff Manor Union Free School District BAN 5% 6/21/01	3,200,000	3,205,401
Chautauqua County Gen. Oblig. BAN 4.75% 5/3/01	5,200,000	5,205,082
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 4.55%, LOC PNC Bank NA, VRDN (a)	2,500,000	2,500,000
Chemung County Ind. Dev. Agcy. Ind. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	2,400,000	2,400,000
Clarence Central School District BAN 5% 7/12/01	2,268,500	2,273,953
Deer Park Unified Free School District TAN 5% 6/26/01	3,000,000	3,005,816
East Islip Unified School District TAN 5% 6/28/01	2,800,000	2,805,615
Erie County Ind. Dev. Auth. Ind. Dev. Rev. (Uniland Dev./Buffalo Campus Proj.) Series 1986 D, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	1,200,000	1,200,000
Fairport Central School District BAN 4.5% 3/15/01	2,610,000	2,610,748
Harborfields Central School District Greenlawn TAN 5% 6/28/01	2,000,000	2,003,850
Hauppauge Union Free School District TAN 5% 6/28/01	2,000,000	2,004,243
Haverstraw Stony Point Central School District BAN 5% 6/29/01	3,000,000	3,006,398
Herkimer County Ind. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	490,000	490,000
Huntington Unified Free School District TAN 5% 6/28/01	6,100,000	6,115,320
Islip Ind. Dev. Agcy. Rev. (Interstate Litho Corp. Proj.) Series 1996 A, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	270,000	270,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 3:
3.35% tender 4/4/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	3,400,000	3,400,000
3.35% tender 4/5/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Bonds:
Series 4:
3.5% tender 4/6/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	$ 31,800,000	$ 31,800,000
4.3% tender 2/12/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	6,000,000	6,000,000
Series PT 1043, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA) (a)(d)(e)	4,300,000	4,300,000
Participating VRDN:
Series PA 522, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,095,000	8,095,000
Series PA 565, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,700,000	5,700,000
Series SG 125, 4.44% (Liquidity Facility Societe Generale) (a)(d)	2,000,000	2,000,000
Elec. Sys. Sub. Rev. Series 1, 3.85%, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)	1,300,000	1,300,000
Series 5, 4.1%, LOC ABN-AMRO Bank NV, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	800,000	800,000
Series 6, 4.15%, LOC ABN-AMRO Bank NV, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	3,100,000	3,100,000
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 619, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,995,000	6,995,000
Metro. Trans. Auth. Trans. Facilities Rev. Series B, 4.3% 2/13/01, LOC ABN-AMRO Bank NV, CP	10,900,000	10,900,000
Monroe County Arpt. Auth. Rev. Participating VRDN Series Putters 123, 4.53% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	3,365,000	3,365,000
Monroe County Ind. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 4.7%, LOC HSBC Bank USA, VRDN (a)(b)	800,000	800,000
(AJL Manufacturing Proj.) Series 1996 A, 4.6%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,400,000	2,400,000
(Flower City Proj.) 4.29%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,775,000	2,775,000
Nassau County Gen. Oblig. RAN:
Series 2000 A, 6% 3/20/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	8,500,000	8,516,146
Series 2000 C, 6% 4/12/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	4,900,000	4,913,792
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Nassau County Gen. Oblig. RAN: - continued
Series 2000 D, 6% 4/12/01, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co.	$ 3,400,000	$ 3,409,570
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 108, 4.03% (Liquidity Facility Societe Generale) (a)(d)	8,450,000	8,450,000
BAN Series 2000 A1:
5% 5/11/01	7,400,000	7,417,896
5% 9/28/01	3,800,000	3,821,667
New York City Gen. Oblig.:
Participating VRDN:
Series 94C3, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	9,000,000	9,000,000
Series MSDW 00 394, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	6,915,000	6,915,000
Series PT 1027, 4.44% (Liquidity Facility Bank of America NA) (a)(d)	3,305,000	3,305,000
Series RobIns 17 Class F, 4.48% (Liquidity Facility Bank of New York NA) (a)(d)	3,300,000	3,300,000
Series 1993 B:
5.25% (FGIC Insured), VRDN (a)	1,100,000	1,100,000
5.25% (FGIC Insured), VRDN (a)	3,250,000	3,250,000
Series 1994 A7, 4.1%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	550,000	550,000
Series 1995B-7, 4.2% (AMBAC Insured), VRDN (a)	5,150,000	5,150,000
Series E5, 5.25%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	1,200,000	1,200,000
Sub Series 1994 B3, 5.25%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	1,350,000	1,350,000
New York City Ind. Dev. Agcy. Ind. Dev. Rev. Participating VRDN Series CDC 97 E, 4.46% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	4,000,000	4,000,000
New York City Ind. Dev. Agcy. Rev. Participating VRDN Series SGA 110, 3.9% (Liquidity Facility Societe Generale) (a)(d)	7,565,000	7,565,000
New York City Metro. Trans. Auth. Rev. Participating VRDN Series 983204, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	4,100,000	4,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series PT 1032, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series 003207, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 7,115,000	$ 7,115,000
Series FRRI 6, 4% (Liquidity Facility Bank of New York NA) (a)(d)	9,790,000	9,790,000
Series Merlots 00 DDD, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	4,000,000	4,000,000
Series PA 454, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,995,000	3,995,000
Series PA 523, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,140,000	8,140,000
Series SGB 25, 4.5% (Liquidity Facility Societe Generale) (a)(d)	5,700,000	5,700,000
Series SGB 26, 4.5% (Liquidity Facility Societe Generale) (a)(d)	13,000,000	13,000,000
Series 1:
4.35% 2/22/01, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	24,200,000	24,200,000
4.4% 2/22/01, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	9,800,000	9,800,000
4.4% 2/22/01, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	6,000,000	6,000,000
Series 4:
2.6% 5/7/01, LOC Westdeutsche Landesbank Girozentrale, CP	5,700,000	5,700,000
4.4% 2/20/01, LOC Westdeutsche Landesbank Girozentrale, CP	11,000,000	11,000,000
Series 5, 4.4% 2/22/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	6,000,000	6,000,000
New York City Transitional Fin. Auth. Participating VRDN Series 003206, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	6,000,000	6,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Merlots 99 G, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	8,000,000	8,000,000
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 4.25% (Liquidity Facility Societe Generale) (a)(d)	1,000,000	1,000,000
New York Gen. Oblig. Bonds:
(Envir. Quality Proj.) Series 1998 G, 4.3%, tender 10/4/01, LOC Westdeutsche Landesbank Girozentrale (a)	7,400,000	7,400,000
Series B, 4.35%, tender 8/8/01, LOC Dexia Cr. Local de France (a)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Metro. Trans. Auth. Rev. Participating VRDN Series 983203, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 4,900,000	$ 4,900,000
New York State Dorm. Auth. Revs.:
Bonds Series PT 407, 4.33%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,140,000	8,140,000
Participating VRDN:
Series Merlots 00 A30, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	5,230,000	5,230,000
Series Merlots 00 G, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	8,000,000	8,000,000
Series Merlots 00 X, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,600,000	2,600,000
Series MSDW 00 305, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	10,000,000	10,000,000
Series PA 434, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,995,000	6,995,000
Series PA 784R, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,525,000	3,525,000
Series PT 1067, 4.41% (Liquidity Facility Bank of America NA) (a)(d)	12,285,000	12,285,000
Series RobIns 2 Class F, 4.48% (Liquidity Facility Bank of New York NA) (a)(d)	5,100,000	5,100,000
New York State Energy Research & Dev. Auth. Participating VRDN Series 973206, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	5,150,000	5,150,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A1, 3.95% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (a)(b)	20,700,000	20,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 A, 4.2%, tender 3/15/01, LOC Morgan Guaranty Trust Co., NY (a)	9,145,000	9,145,000
Participating VRDN Series MSDW 181, 4.58% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(d)	4,000,000	4,000,000
(Niagara Mohawk Pwr. Corp. Proj.) Series 1986 A, 4.25%, LOC Bank One NA, VRDN (a)(b)	5,700,000	5,700,000
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
Bonds (Wtr. Revolving Fund Proj.) Series 1991 E, 6.875% 6/15/10 (Pre-Refunded to 6/15/01 @ 102) (c)	5,000,000	5,144,627
Participating VRDN Series RobIns 9, 4.53% (Liquidity Facility Bank of New York NA) (a)(d)	6,020,000	6,020,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Revolving Fund Rev. Participating VRDN Series 943202, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 2,085,000	$ 2,085,000
New York State Envir. Facilities Rev. Participating VRDN Series 943204, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	9,325,000	9,325,000
New York State Hsg. Fin. Agcy. Rev.:
Participating VRDN Series PA 805, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,080,000	6,080,000
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 4%, LOC Fleet Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Series A, 4%, LOC Fleet Bank NA, VRDN (a)(b)	4,900,000	4,900,000
(South Cove Plaza Proj.) Series A, 3.85%, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
Series 2000 A, 3.7%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,900,000	9,900,000
New York State Hwy. Auth. Svc. Contract Participating VRDN Series 003205, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	3,325,000	3,325,000
New York State Hwy. Auth. Svc. Contract Rev. Participating VRDN Series 003208, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900,000	4,900,000
New York State Local Govt. Assistance Corp. Participating VRDN:
Series PT 1040, 4.41% (Liquidity Facility Bank of America NA) (a)(d)	12,900,000	12,900,000
Series SG 99, 4.41% (Liquidity Facility Societe Generale) (a)(d)	19,700,000	19,700,000
New York State Mtg. Agcy.:
Bonds:
Series PT 108, 4.38%, tender 2/22/01 (Liquidity Facility Banco Santander Central Hispano SA) (a)(b)(d)(e)	2,760,000	2,760,000
Series PT 15A, 4.38%, tender 2/22/01 (Liquidity Facility Commerzbank AG) (a)(b)(d)(e)	4,500,000	4,500,000
Participating VRDN:
Series Merlots 00 B, 4.15% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	7,200,000	7,200,000
Series Merlots 00 PP, 4.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	5,195,000	5,195,000
Series PA 153, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,640,000	4,640,000
Series PA 29, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy.: - continued
Participating VRDN: - continued
Series PA 691R, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 3,200,000	$ 3,200,000
Series PT 1204, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,110,000	3,110,000
Series PT 15B, 4.46% (Liquidity Facility Commerzbank AG) (a)(b)(d)	1,240,000	1,240,000
Series ROC II R38, 4.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	8,995,000	8,995,000
New York State Pwr. Auth. Rev.:
Series 1:
4.3% 2/8/01, CP	14,800,000	14,800,000
4.3% 2/12/01, CP	6,100,000	6,100,000
4.35% 4/9/01, CP	3,000,000	3,000,000
4.35% 4/10/01, CP	3,100,000	3,100,000
4.35% 4/10/01, CP	6,500,000	6,500,000
Series 8, 4.1% 4/6/01, CP (b)	5,000,000	5,000,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,700,000	2,700,000
New York Transitional Fin. Auth. Rev. Participating VRDN Series 003204, 4.5% (Liquidity Facility Citibank NA, New York) (a)(d)	6,900,000	6,900,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 4.53% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(b)(d)	1,350,000	1,350,000
North Shore Central School District TAN 5% 6/28/01	3,000,000	3,007,523
Northport-East Northport Union Free School District TAN 5% 6/29/01	3,000,000	3,006,647
Oneida County Ind. Dev. Agcy. Rev. (Utica Corp. Proj.) Series 1996, 3.9%, LOC Fleet Bank NA, VRDN (a)(b)	1,230,000	1,230,000
Oswego County Ind. Dev. Agcy. Ind. Rev. (Engraph, Inc. Proj.) Series 1989, 4.6%, LOC Suntrust Bank, VRDN (a)(b)	4,520,000	4,520,000
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 4.45%, VRDN (a)	5,200,000	5,200,000
Patchogue Medford Unified Free School District TAN 4.75% 6/28/01	5,000,000	5,007,829
Plainview Old Bethpage Central School District TAN 5% 6/28/01	6,000,000	6,011,792
Port Washington Union Free School District TAN (Nassau County Proj.) 5% 6/28/01	6,000,000	6,015,059
Putnam County Gen. Oblig. TAN 4.4% 9/26/01	7,000,000	7,014,047
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Riverhead Indl. Dev. Auth. Ind. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 4.53%, LOC European American Bank Uniondale, VRDN (a)(b)	$ 2,600,000	$ 2,600,000
Rochester Gen. Oblig. BAN:
4.75% 3/7/01	6,200,000	6,203,046
4.75% 10/25/01	10,200,000	10,232,052
Rockland County Ind. Dev. Agcy. Ind. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 4.35%, LOC Bank of New York NA, VRDN (a)(b)	2,025,000	2,025,000
Saint Lawrence County Ind. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 4.53%, VRDN (a)	5,000,000	5,000,000
Saint Lawrence County Ind. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 4.58%, VRDN (a)(b)	3,250,000	3,250,000
Schenectady County Ind. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 4.3%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,800,000	3,800,000
Smithtown Central School District TAN 5% 6/26/01	7,000,000	7,014,624
South Huntington Union Free School District TAN 5% 6/29/01	3,000,000	3,007,225
Suffolk County Gen. Oblig. TAN:
4.4% 8/14/01	9,000,000	9,016,369
4.5% 8/14/01	7,800,000	7,820,266
Suffolk County Ind. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 4.13%, LOC Key Bank Nat'l. Assoc., VRDN (a)	2,400,000	2,400,000
Suffolk County Solid Waste Disp. Rev. Participating VRDN Series RobIns 1, 4.51% (Liquidity Facility Bank of New York NA) (a)(b)(d)	6,275,000	6,275,000
Syosset Central School District TAN 5% 6/28/01	6,000,000	6,013,892
Syracuse Gen. Oblig. RAN Series 2000 B, 5% 6/29/01 (BPA Fleet Nat'l. Bank)	6,900,000	6,916,158
Three Village Central School District TAN 5% 6/29/01	5,800,000	5,814,648
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N15, 4% (Liquidity Facility Bank of New York NA) (a)(d)	11,600,000	11,600,000
Series FRRI 00 N17, 4% (Liquidity Facility Bank of New York NA) (a)(d)	33,900,000	33,899,999
Westchester County Indl. Dev. Auth. Continuing Retirement Care (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 4%, LOC BNP Paribas SA, VRDN (a)	4,800,000	4,800,000
		871,819,218
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - 2.5%
Port Auth. New York & New Jersey:
Series 1991, 4.5%, VRDN (a)(b)(e)	$ 9,800,000	$ 9,800,000
Series 1996 5, 4.05%, VRDN (a)	4,800,000	4,800,000
Series 1997 4B, 4.15%, VRDN (a)(b)	2,000,000	2,000,000
Series 4, 4.05%, VRDN (a)	4,400,000	4,400,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. (BPA Landesbank Hessen-Thuringen) Series 4, 4.25%, VRDN (a)(b)	1,700,000	1,700,000
		22,700,000
TOTAL INVESTMENT PORTFOLIO - 98.9%	894,519,218
NET OTHER ASSETS - 1.1%	9,651,642
NET ASSETS - 100%	$ 904,170,860
Total Cost for Income Tax Purposes $ 894,519,218
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series PT 1043, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA)	6/8/00	$ 4,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Bonds Series PT 1032, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA)	6/8/00	$ 2,200,000
New York State Dorm. Auth. Revs. Bonds Series PT 407, 4.33%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 8,140,000
New York State Mtg. Agcy. Bonds Series PT 108, 4.38%, tender 2/22/01 (Liquidity Facility Banco Santander Central Hispano SA)	8/31/00	$ 2,760,000
New York State Mtg. Agcy. Bonds Series PT 15A, 4.38%, tender 2/22/01 (Liquidity Facility Commerzbank AG)	8/31/00	$ 4,500,000
Port Auth. New York & New Jersey Series 1991, 4.5%, VRDN	6/18/91	$ 9,800,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,700,000 or 3.5% of net assets.

Income Tax Information
At January 31, 2001, the fund had a capital loss carryforward of approximately $92,000 of which $23,000, $28,000 and $41,000 will expire on January 31, 2002, 2005 and 2006, respectively.

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 22.95% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 894,519,218
Receivable for fund shares sold		3,230,970
Interest receivable		9,527,182
Other receivables		33,769
Total assets		907,311,139
Liabilities
Payable to custodian bank	$ 115,252
Payable for fund shares redeemed	2,352,516
Distributions payable	288,794
Accrued management fee	383,717
Total liabilities		3,140,279
Net Assets		$ 904,170,860
Net Assets consist of:
Paid in capital		$ 904,262,737
Accumulated undistributed net realized gain (loss) on investments		(91,877)
Net Assets, for 904,245,746 shares outstanding		$ 904,170,860
Net Asset Value, offering price and redemption price per share ($904,170,860 ÷ 904,245,746 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 35,752,175
Expenses
Management fee	$ 4,342,543
Non-interested trustees' compensation	3,067
Total expenses before reductions	4,345,610
Expense reductions	(92,498)	4,253,112
Net investment income		31,499,063
Net Realized Gain (Loss) on Investment Securities		9,675
Net increase in net assets resulting from operations		$ 31,508,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 31,499,063	$ 23,012,959
Net realized gain (loss)	9,675	22,941
Net increase (decrease) in net assets resulting from operations	31,508,738	23,035,900
Distributions to shareholders from net investment income	(31,499,063)	(23,012,959)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	788,598,205	631,581,062
Reinvestment of distributions from net investment income	28,450,269	21,823,688
Cost of shares redeemed	(721,975,370)	(652,822,355)
Net increase (decrease) in net assets and shares resulting from share transactions	95,073,104	582,395
Total increase (decrease) in net assets	95,082,779	605,336
Net Assets
Beginning of period	809,088,081	808,482,745
End of period	$ 904,170,860	$ 809,088,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.036	.028	.030	.032	.030
Less Distributions
From net investment income	(.036)	(.028)	(.030)	(.032)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.68%	2.86%	3.01%	3.26%	3.07%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 904,171	$ 809,088	$ 808,483	$ 786,679	$ 743,928
Ratio of expenses to average net assets	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.49% C	.50%	.49% C	.50%	.49% C
Ratio of net investment income to average net assets	3.62%	2.82%	2.97%	3.21%	3.03%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	3.61%	16.33%	33.19%
New York Tax-Free Retail Money Market Funds Average	3.43%	15.56%	31.99%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 39 money market funds.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	3.61%	3.07%	2.91%
New York Tax-Free Retail Money Market Funds Average	3.43%	2.93%	2.81%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity New York Municipal Money Market Fund
Performance - continued

Yields

	1/29/01	10/30/00	7/31/00	5/1/00	1/31/00
M
Fidelity New York Municipal Money Market Fund	3.44%	3.78%	3.71%	4.06%	2.82%

New York Tax-Free Retail Money Market Funds Average	3.31%	3.61%	3.51%	3.47%	2.71%

Fidelity New York Municipal Money Market Fund Fund - Tax-equivalent	6.01%	6.60%	6.48%	7.09%	4.91%

Portion of fund's income subject to state taxes	0.00%	0.00%	0.18%	0.00%	2.98%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2001 federal, state and New York City income tax rate of 42.72%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. Diane, what was the investment environment like during the 12 months that ended January 31, 2001?

A. The economic backdrop changed significantly during the period. At the beginning of the fund's fiscal year, a tight labor market was one indicator of economic strength, with unemployment reaching a low of 3.9% in April 2000. Consumer confidence, consumer spending, business investment and capital spending all were very strong. Because of this environment, the Federal Reserve Board maintained a bias toward raising short-term interest rates to curtail economic growth and keep inflation under control. From mid-1999 through May 2000, the Fed hiked short-term rates six times, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - to 6.50% by May 31, 2000. From that point, however, market sentiment started to shift.

Q. What happened in mid-2000 to cause the shift?

A. Emerging data indicated that the economy was slowing amid a backdrop of declining consumer and business investment spending. Expectations of declining corporate profits led many to believe that companies would have less cash on hand to spend on such improvements as technology. Furthermore, declining stock prices dampened the "wealth effect" that had helped spur consumer spending. At the end of 2000, the Fed changed from a bias toward raising rates to a bias toward lowering them, indicating it was poised to ease monetary policy rates in order to prevent the economy from slowing much further. Market yields declined as this transpired, reflecting the anticipation of a series of Fed rate cuts starting in early 2001. The Fed followed through with an unexpected 0.50 percentage-point cut in the fed funds rate within the first few days of January 2001, and added an additional half-percentage point decrease at its meeting at the end of January. These cuts brought the fed funds target rate down to 5.50% by the end of the fund's fiscal year.

Q. What was your strategy with the fund?

A. My strategy was driven by both technical factors of supply and demand as well as my fundamental outlook regarding interest rates. On the technical side, yields on very short-term money market securities like variable-rate demand notes (VRDNs) - whose yields are reset periodically, usually every one or seven days - generally rise or fall due to technical factors. For example, in April and at the end of 2000 net redemptions from money market funds caused temporary spikes in short-term yields. As those periods approached, I added VRDNs to take advantage of their higher yields. Despite these momentary upticks, however, VRDN yields generally remained low. This situation resulted from a significant influx of new assets coming into money market funds through most of the period. In turn, I focused purchases on longer-term fixed-rate paper with maturities of six or 12 months, because the longer-term notes offered higher yields relative to shorter-term alternatives. This was especially true in July, when a significant amount of new issuance by New York municipalities led to attractive yields on these notes. An overall focus on fixed-rate paper also fit in well with my fundamental interest-rate outlook in the second half of the year. Locking in higher yields within a declining rate environment made sense, especially since short-term instruments were resetting to lower rates.

Annual Report

Fidelity New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2001, was 3.78%, compared to 2.81% 12 months ago. The latest yield was the equivalent of a 6.59% taxable yield for New York investors in the 42.72% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2001, the fund's 12-month total return was 3.61%, compared to 3.43% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It looks as if the Fed will continue to ease short-term rates. Market prices currently reflect additional rate cuts in the months ahead. Going forward, two items in particular bear watching: business investment and consumer confidence. Reductions in either could indicate a significant dampening of U.S. economic growth. In addition, technical issues should continue to influence the municipal money markets. I expect to move assets to shorter-term money market securities because their yields should rise quickly in response.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income exempt from federal income tax and New York State and City income taxes as is consistent with preservation of capital

Fund number: 092

Trading symbol: FNYXX

Start date: July 6, 1984

Size: as of January 31, 2001, more than $1.9 billion

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/01	% of fund's investments 7/31/00	% of fund's investments 1/31/00
0 - 30	75.5	72.2	61.6
31 - 90	7.7	11.8	26.3
91 - 180	11.8	1.5	8.8
181 - 397	5.0	14.5	3.3
Weighted Average Maturity
	1/31/01	7/31/00	1/31/00
New York Municipal Money Market Fund	38 Days	54 Days	39 Days
New York Tax Free-Free Retail Money Market Funds Average *	41 Days	47 Days	41 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Variable Rate Demand Notes (VRDNs) 64.7%	Variable Rate Demand Notes (VRDNs) 60.0%
Commercial Paper (including CP Mode) 9.8%	Commercial Paper (including CP Mode) 16.6%
Tender Bonds 5.8%	Tender Bonds 6.5%
Municipal Notes 16.8%	Municipal Notes 14.5%
Other Investments 2.4%	Other Investments 0.8%
Net Other Assets 0.5%	Net Other Assets 1.6%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value (Note 1)
New York - 93.7%
Albany County Arpt. Auth. Arpt. Rev. Participating VRDN Series RobIns 8, 4.53% (Liquidity Facility Bank of New York NA) (a)(d)(f)	$ 4,800,000	$ 4,800,000
Amherst Indl. Dev. Auth. Ind. Dev. Rev. (Maple Dev. Proj.) Series 1986, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	600,000	600,000
Amsterdam Ind. Dev. Agcy. Ind. Dev. Rev. (Longview Fiber Co. Proj.) Series 1987, 4.25%, LOC ABN-AMRO Bank NV, VRDN (a)	1,880,000	1,880,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 3.9%, LOC Fleet Bank NA, VRDN (a)(d)	2,400,000	2,400,000
Brentwood Union Free School District #12 TAN 5% 6/29/01	6,600,000	6,615,369
Briarcliff Manor Union Free School District:
BAN 5% 6/21/01	5,300,000	5,308,945
TAN Series 2000, 5% 6/21/01	1,500,000	1,502,532
Chautauqua County Gen. Oblig. BAN 4.75% 5/3/01	10,500,000	10,510,262
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 4.55%, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
Chemung County Ind. Dev. Agcy. Ind. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 4.68%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(d)	2,100,000	2,100,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	850,000	850,000
Clarence Central School District TAN 5% 6/29/01	6,000,000	6,014,208
Deer Park Unified Free School District TAN 5% 6/26/01	3,000,000	3,005,816
Dutchess County Gen. Oblig. BAN 4.5% 2/15/01	3,000,000	3,000,328
East Islip Unified School District TAN 5% 6/28/01	5,700,000	5,711,430
Erie County Ind. Dev. Auth. Ind. Dev. Rev. (Uniland Dev./Buffalo Campus Proj.) Series 1986 D, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	1,100,000	1,100,000
Fairport Central School District BAN 4.5% 3/15/01	5,100,000	5,101,461
Half Hollow Hills Central School District of Huntington & Babylon TAN 5% 6/29/01	8,000,000	8,020,198
Harborfields Central School District Greenlawn TAN 5% 6/28/01	4,000,000	4,007,701
Hauppauge Union Free School District TAN 5% 6/28/01	7,000,000	7,014,850
Haverstraw Stony Point Central School District BAN 5% 6/29/01	6,000,000	6,012,797
Hicksville Union Free School District TAN 4.75% 6/28/01	4,000,000	4,005,400
Huntington Unified Free School District TAN 5% 6/28/01	11,400,000	11,428,399
Islip Ind. Dev. Agcy. Rev. (Interstate Litho Corp. Proj.) Series 1996 A, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	970,000	970,000
Jefferson County Ind. Dev. Agcy. Ind. Dev. Rev. (Fisher Gauge Facilities Proj.) Series 1996, 3.9%, LOC Fleet Bank NA, VRDN (a)(d)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 3:
3.35% tender 4/4/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	$ 7,200,000	$ 7,200,000
3.35% tender 4/5/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	8,800,000	8,800,000
4.25% tender 2/20/01, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, CP mode	6,800,000	6,800,000
Series PT 1043, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA) (a)(f)(g)	12,800,000	12,800,000
Participating VRDN:
Series Merlots 98 65, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,995,000	4,995,000
Series Merlots 98 66, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	3,635,000	3,635,000
Series PA 522, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,900,000	12,900,000
Series PA 565, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,100,000	15,100,000
Series PA 807R, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,965,000	8,965,000
Series SG 125, 4.44% (Liquidity Facility Societe Generale) (a)(f)	3,200,000	3,200,000
Elec. Sys. Sub. Rev. Series 1, 3.85%, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)	16,000,000	16,000,000
Series 6, 4.15%, LOC ABN-AMRO Bank NV, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	5,000,000	5,000,000
Metro. Trans. Auth. Trans. Facilities Rev. Participating VRDN Series Merlots 00 F, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	11,165,000	11,165,000
Middle Country Century School District Centereach TAN 4.75% 6/29/01	3,000,000	3,004,372
Monroe County Arpt. Auth. Rev. Participating VRDN Series Putters 123, 4.53% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(d)(f)	5,600,000	5,600,000
Monroe County Ind. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	400,000	400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Monroe County Ind. Dev. Agcy. Rev.: - continued
(AJL Manufacturing Proj.) Series 1996 A, 4.6%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	$ 3,780,000	$ 3,780,000
(Flower City Proj.) 4.29%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,830,000	3,830,000
(Hover-Davis, Inc. Proj.) Series 2000, 4.6%, LOC Chase Manhattan Bank, VRDN (a)(d)	2,840,000	2,840,000
Nassau County Gen. Oblig.:
Bonds Series B, 4.5% 6/1/01 (AMBAC Insured)	4,780,000	4,806,687
RAN:
Series 2000 A, 6% 3/20/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	16,600,000	16,631,533
Series 2000 C, 6% 4/12/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	9,600,000	9,627,020
Series 2000 D, 6% 4/12/01, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co.	6,600,000	6,618,577
Nassau County Ind. Dev. Agcy. Ind. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 2.8%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (a)	4,930,000	4,930,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 108, 4.03% (Liquidity Facility Societe Generale) (a)(f)	16,100,000	16,100,000
BAN Series 2000 A1:
5% 5/11/01	14,300,000	14,334,584
5% 9/28/01	7,200,000	7,241,053
New York City Gen. Oblig.:
Bonds Series 1999 I, 4% 4/15/01	4,165,000	4,169,733
Participating VRDN:
Series 94C3, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	11,930,000	11,930,000
Series PA 624R, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,995,000	5,995,000
Series PT 1027, 4.44% (Liquidity Facility Bank of America NA) (a)(f)	23,395,000	23,395,000
Series ROC II R22, 4.5% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	10,240,000	10,240,000
Series 1993-A4, 4.1%, LOC Chase Manhattan Bank, VRDN (a)	2,600,000	2,600,000
Series 1994 B2, 4.5%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	4,000,000	4,000,000
Series 1994 E6, 4.1% (FGIC Insured), VRDN (a)	6,350,000	6,350,000
Series 1995 B5, 4.15% (MBIA Insured), VRDN (a)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 B6, 4.15% (MBIA Insured) (BPA Bank of Nova Scotia), VRDN (a)	$ 9,750,000	$ 9,750,000
Sub Series J3, 3.85%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	2,500,000	2,500,000
New York City Health & Hosp. Corp. Series A, 3.85%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)	100,000	100,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.9% (Fannie Mae Guaranteed), VRDN (a)(d)	19,100,000	19,100,000
(West 43rd Street Proj.) Series 1999 A, 3.9% (Fannie Mae Guaranteed), VRDN (a)(d)	2,200,000	2,200,000
New York City Ind. Dev. Agcy. Ind. Dev. Rev. Participating VRDN:
Series CDC 96 H, 4.46% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	3,135,000	3,135,000
Series CDC 97 E, 4.46% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	4,640,000	4,640,000
Series CDC 97 H, 4.46% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	6,480,000	6,480,000
Series PT 459, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,545,000	4,545,000
New York City Ind. Dev. Agcy. Rev.:
(Casa Proj.) Series 2000, 4.5%, LOC Chase Manhattan Bank, VRDN (a)	3,600,000	3,600,000
(Peninsula Hosp. Ctr. Proj.) Series 1998, 4.5%, LOC Chase Manhattan Bank, VRDN (a)	2,325,000	2,325,000
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	9,000,000	9,000,000
New York City Metro. Trans. Auth. Rev. Participating VRDN Series 983204, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	8,900,000	8,900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series PT 1032, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA) (a)(f)(g)	12,020,000	12,020,000
Participating VRDN:
Series 003207, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	13,900,000	13,900,000
Series BA 97 A2, 4.43% (Liquidity Facility Bank of America NA) (a)(f)	6,345,000	6,345,000
Series FRRI 6, 4% (Liquidity Facility Bank of New York NA) (a)(f)	20,800,000	20,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Merlots 00 DDD, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	$ 7,990,000	$ 7,990,000
Series MSDW 00 436, 4.32% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	3,495,000	3,495,000
Series PA 454, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,500,000	9,500,000
Series SGB 25, 4.5% (Liquidity Facility Societe Generale) (a)(f)	37,400,000	37,400,000
Series SGB 26, 4.5% (Liquidity Facility Societe Generale) (a)(f)	19,900,000	19,900,000
Series 1:
4.35% 2/22/01, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	15,800,000	15,800,000
4.4% 2/22/01, LOC Commerzbank AG, LOC Toronto Dominion Bank, CP	20,900,000	20,900,000
Series 4:
2.45% 3/8/01, LOC Westdeutsche Landesbank Girozentrale, CP	8,000,000	8,000,000
4.4% 2/20/01, LOC Westdeutsche Landesbank Girozentrale, CP	21,000,000	21,000,000
Series 5:
4.4% 2/22/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	4,800,000	4,800,000
4.4% 2/22/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	8,500,000	8,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Merlots 99 G, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	13,000,000	13,000,000
Series MSDW 00 304, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,500,000	4,500,000
Series MSDW 00 319, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	2,425,000	2,425,000
Series MSDW 00 433, 4.53% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,217,500	4,217,500
Series MSDW 98 95, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	18,335,000	18,335,000
Series PA 536, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,445,000	6,445,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 129, 4.48% (Liquidity Facility J.P. Morgan & Co., Inc.) (a)(f)	$ 12,985,000	$ 12,985,000
Series A, 3.75% (Liquidity Facility Bank One NA), VRDN (a)	2,800,000	2,800,000
Series A1, 3.75% (Liquidity Facility Societe Generale), VRDN (a)	6,190,000	6,190,000
New York Gen. Oblig. Bonds:
(Envir. Quality Proj.) Series 1998 G, 4.3%, tender 10/4/01, LOC Westdeutsche Landesbank Girozentrale (a)	13,800,000	13,800,000
Series B, 4.35%, tender 8/8/01, LOC Dexia Cr. Local de France (a)	18,000,000	18,000,000
New York Metro. Trans. Auth. Rev. Participating VRDN Series 983203, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	6,700,000	6,700,000
New York State Dorm. Auth. Rev. Participating VRDN : Series 97C3201, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000,000	5,000,000
Series 97C3202, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	8,400,000	8,400,000
New York State Dorm. Auth. Revs.:
Bonds Series 2000 B, 4.75% 5/15/01	5,180,000	5,185,624
Participating VRDN:
Series Merlots 00 G, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	15,620,000	15,620,000
Series Merlots 00 X, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	4,900,000	4,900,000
Series PA 773R, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,445,000	6,445,000
Series PA 781R, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,655,000	6,655,000
Series PA 784R, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,300,000	6,300,000
Series PT 1067, 4.41% (Liquidity Facility Bank of America NA) (a)(f)	11,400,000	11,400,000
Series RobIns 2 Class F, 4.48% (Liquidity Facility Bank of New York NA) (a)(f)	9,900,000	9,900,000
New York State Energy Research & Dev. Auth. Participating VRDN Series 973206, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	9,700,000	9,700,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.):
Series A1, 3.95% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (a)(d)	32,700,000	32,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.): - continued
Series A2, 3.8% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (a)(d)	$ 41,675,000	$ 41,675,000
Sub Series A3, 3.95% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (a)(d)	41,100,000	41,100,000
New York State Energy Research & Dev. Auth. Gas Facilities Rev. Participating VRDN Series PA 796, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,495,000	6,495,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 A, 4.2%, tender 3/15/01, LOC Morgan Guaranty Trust Co., NY (a)	18,000,000	18,000,000
Participating VRDN:
Series MSDW 181, 4.58% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(f)	6,870,000	6,870,000
Series PA 450, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,450,000	10,450,000
(Niagara Mohawk Pwr. Corp. Proj.):
Series 1985 A, 4.35%, LOC Toronto Dominion Bank, VRDN (a)	3,050,000	3,050,000
Series 1986 A, 4.25%, LOC Bank One NA, VRDN (a)(d)	3,000,000	3,000,000
Series B, 4.4%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(d)	2,200,000	2,200,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Bonds Series PT 409, 4.33%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	9,170,000	9,170,000
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
Bonds (State Wtr. Revolving Fund-New York City Muni. Wtr. Proj.) Series A, 7% 6/15/12 (Pre-Refunded to 6/15/01 @ 102) (e)	10,000,000	10,293,740
Participating VRDN:
Series PA 174, 4.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995,000	4,995,000
Series RobIns 9, 4.53% (Liquidity Facility Bank of New York NA) (a)(f)	12,100,000	12,100,000
New York State Envir. Facilities Corp. Revolving Fund Rev. Participating VRDN Series 943202, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
New York State Envir. Facilities Rev. Participating VRDN Series 943204, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	17,400,000	17,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 4%, LOC Fleet Bank NA, VRDN (a)(d)	$ 5,300,000	$ 5,300,000
Series A, 4%, LOC Fleet Bank NA, VRDN (a)(d)	6,100,000	6,100,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A:
3.85%, LOC Fannie Mae, VRDN (a)(d)	13,800,000	13,800,000
3.85%, LOC Fleet Bank NA, VRDN (a)(d)	13,800,000	13,800,000
Series 1999 A:
3.85%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
3.85%, LOC Fleet Bank NA, VRDN (a)(d)	4,000,000	4,000,000
(Normandie Court II Proj.) Series 1999 A, 3.9%, LOC Freddie Mac, VRDN (a)(d)	7,400,000	7,400,000
(South Cove Plaza Proj.) Series A, 3.85%, LOC Freddie Mac, VRDN (a)(d)	22,000,000	22,000,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 3.85%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	5,100,000	5,100,000
Series 2000 A, 3.7%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	19,100,000	19,100,000
New York State Hwy. Auth. Svc. Contract Rev. Participating VRDN Series 003208, 4.5% (Liquidity Facility Citibank NA, New York) (a)(f)	9,950,000	9,950,000
New York State Local Govt. Assistance Corp.:
Bonds Series A, 6.5% 4/1/20 (Pre-Refunded to 4/1/01 @ 102) (e)	6,100,000	6,242,466
Participating VRDN Series PT 1040, 4.41% (Liquidity Facility Bank of America NA) (a)(f)	18,295,000	18,295,000
Series 1993A, 3.75%, LOC Bayerische Landesbank Girozentrale, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)	5,125,000	5,125,000
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 4.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,580,000	4,580,000
New York State Mtg. Agcy.:
Bonds:
Series PT 108, 4.38%, tender 2/22/01 (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(f)(g)	3,435,000	3,435,000
Series PT 15A, 4.38%, tender 2/22/01 (Liquidity Facility Commerzbank AG) (a)(d)(f)(g)	6,880,000	6,880,000
Series PT 289, 4.33%, tender 2/22/01 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)(g)	8,820,000	8,820,000
Series PT 343, 4.33%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)(g)	8,010,000	8,010,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy.: - continued
Participating VRDN:
Series CDC 00 S, 4.46% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	$ 6,995,000	$ 6,995,000
Series Merlots 00 A33, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	9,040,000	9,040,000
Series Merlots 00 B, 4.15% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	12,800,000	12,800,000
Series Merlots 00 B3, 4.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	4,800,000	4,800,000
Series Merlots 00 PP, 4.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	10,800,000	10,800,000
Series Merlots 97 J, 4.15% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	2,190,000	2,190,000
Series PA 410, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,670,000	4,670,000
Series PA 628R, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,835,000	2,835,000
Series PA 691R, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,790,000	6,790,000
Series PT 1204, 4.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,000,000	5,000,000
Series PT 15B, 4.46% (Liquidity Facility Commerzbank AG) (a)(d)(f)	1,805,000	1,805,000
New York State Pwr. Auth. Rev.:
Bonds Series Z, 6.5% 1/1/19 (Pre-Refunded to 1/1/02 @ 102) (e)	4,090,000	4,282,409
Series 1:
3.4% 4/11/01, CP	2,000,000	2,000,000
4.3% 2/8/01, CP	27,800,000	27,800,000
4.3% 2/12/01, CP	11,200,000	11,200,000
4.35% 4/9/01, CP	6,000,000	6,000,000
4.35% 4/10/01, CP	5,900,000	5,900,000
4.35% 4/10/01, CP	12,400,000	12,400,000
4.35% 4/10/01, CP	3,000,000	3,000,000
Series 8, 4.15% 3/8/01, CP (d)	6,450,000	6,450,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series SG 121, 4.41% (Liquidity Facility Societe Generale) (a)(f)	19,665,000	19,665,000
Series SGA 66, 3.9% (Liquidity Facility Societe Generale) (a)(f)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series 1998 C, 4.5% 4/1/01	$ 4,000,000	$ 4,000,126
Participating VRDN Series PA 682, 4.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,315,000	7,315,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 4.53% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(d)(f)	2,145,000	2,145,000
North Shore Central School District BAN 5% 7/12/01	7,000,000	7,019,205
Oneida County Ind. Dev. Agcy. Rev. (Utica Corp. Proj.) Series 1996, 3.9%, LOC Fleet Bank NA, VRDN (a)(d)	1,415,000	1,415,000
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 4.45%, VRDN (a)	9,500,000	9,500,000
Plainview Old Bethpage Central School District:
BAN:
4.375% 6/28/01	10,000,000	10,006,886
5% 6/28/01	4,825,000	4,834,483
TAN 5% 6/28/01	8,000,000	8,015,723
Riverhead Indl. Dev. Auth. Ind. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 4.53%, LOC European American Bank Uniondale, VRDN (a)(d)	3,810,000	3,810,000
Rochester Gen. Oblig.:
BAN:
4.75% 3/7/01	11,862,000	11,867,828
4.75% 10/25/01	19,800,000	19,862,218
RAN Series 1, 3.25% 6/29/01	27,000,000	27,054,424
Rocky Point Union Free School District TAN 5% 6/29/01	3,000,000	3,006,994
Saint Lawrence County Ind. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 4.58%, VRDN (a)(d)	6,600,000	6,600,000
Smithtown Central School District TAN 5% 6/26/01	16,000,000	16,033,426
Suffolk County Gen. Oblig. TAN:
4.4% 8/14/01	18,000,000	18,032,738
4.5% 8/14/01	15,200,000	15,239,493
Suffolk County Ind. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 4.13%, LOC Key Bank Nat'l. Assoc., VRDN (a)	2,465,000	2,465,000
Suffolk County Solid Waste Disp. Rev. Participating VRDN Series RobIns 1, 4.51% (Liquidity Facility Bank of New York NA) (a)(d)(f)	12,400,000	12,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Syracuse Gen. Oblig. RAN Series 2000 B:
5% 6/29/01 (BPA Fleet Nat'l. Bank)	$ 11,000,000	$ 11,025,759
5% 6/29/01 (BPA Fleet Nat'l. Bank)	2,100,000	2,104,918
Three Village Central School District TAN 5% 6/29/01	10,700,000	10,727,022
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N15, 4% (Liquidity Facility Bank of New York NA) (a)(f)	47,000,000	47,000,000
Series FRRI 00 N17, 4% (Liquidity Facility Bank of New York NA) (a)(f)	63,700,000	63,699,999
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series 2000 A, 3.85% (FSA Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (a)	25,100,000	25,100,000
Valley Stream Century High School District TAN 4.75% 6/28/01	5,500,000	5,508,540
Westchester County Indl. Dev. Auth. Continuing Retirement Care (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 4%, LOC BNP Paribas SA, VRDN (a)	9,200,000	9,200,000
Wyoming County Ind. Dev. Agcy. Ind. Dev. Rev. (American Precision Proj.) Series 1988 A, 4.7%, LOC HSBC Bank USA, VRDN (a)(d)	200,000	200,000
Yonkers Gen. Oblig. RAN 5% 6/28/01, LOC Bank of New York NA	5,000,000	5,019,788
Yorktown Central School District BAN 5% 6/29/01	3,000,000	3,006,167
		1,830,845,731
New York & New Jersey - 5.3%
Port Auth. New York & New Jersey:
Participating VRDN:
Series Merlots 00 Z, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	5,085,000	5,085,000
Series MSDW 00 419, 4.53% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(f)	4,995,000	4,995,000
Series PA 67, 4.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,080,000	4,080,000
Series ROC II R42, 4.48% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(f)	6,155,000	6,155,000
Series SG 52, 4.38% (Liquidity Facility Societe Generale) (a)(d)(f)	3,400,000	3,400,000
Series 1996 1, 4.05%, VRDN (a)	5,000,000	5,000,000
Series 1996 4, 4.05%, VRDN (a)	4,200,000	4,200,000
Series 1997 1C, 4.05%, VRDN (a)	3,800,000	3,800,000
Series 1997 1D, 4.05%, VRDN (a)	4,500,000	4,500,000
Series 1997 2, 4.15%, VRDN (a)(d)	1,600,000	1,600,000
Series 1997 3A, 4.05%, VRDN (a)	10,200,000	10,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey: - continued
Series 1997 3B, 4.05%, VRDN (a)	$ 8,300,000	$ 8,300,000
Series 1997 4A, 4.15%, VRDN (a)(d)	2,300,000	2,300,000
Series 3, 4.05%, VRDN (a)	6,600,000	6,600,000
Series B:
3.95% 4/6/01, CP	8,600,000	8,600,000
4.3% 2/8/01, CP	5,000,000	5,000,000
4.3% 2/9/01, CP	3,600,000	3,600,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN Series MSDW 00 423, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(f)	16,245,000	16,245,000
		103,660,000
	Shares
Other - 0.5%
Fidelity Municipal Cash Central Fund, 4.68% (b)(c)	9,419,000	9,419,000
TOTAL INVESTMENT PORTFOLIO - 99.5%	1,943,924,731
NET OTHER ASSETS - 0.5%	9,555,295
NET ASSETS - 100%	$ 1,953,480,026
Total Cost for Income Tax Purposes $ 1,943,924,731
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series PT 1043, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA)	6/8/00	$ 12,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Bonds Series PT 1032, 4.6%, tender 2/13/01 (Liquidity Facility Bank of America NA)	6/8/00	$ 12,020,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Bonds Series PT 409, 4.33%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 9,170,000
New York State Mtg. Agcy. Bonds Series PT 108, 4.38%, tender 2/22/01 (Liquidity Facility Banco Santander Central Hispano SA)	8/31/00	$ 3,435,000
New York State Mtg. Agcy. Bonds Series PT 15A, 4.38%, tender 2/22/01 (Liquidity Facility Commerzbank AG)	8/31/00	$ 6,880,000
New York State Mtg. Agcy. Bonds Series PT 289, 4.33%, tender 2/22/01 (Liquidity Facility Landesbank Hessen-Thuringen)	8/31/00	$ 8,820,000
New York State Mtg. Agcy. Bonds Series PT 343, 4.33%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00	$ 8,010,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,135,000 or 3.1% of net assets.

Income Tax Information
At January 31, 2001, the fund had a capital loss carryforward of approximately $91,000 of which $3,000, $33,000, $50,000 and $5,000 will expire on January 31, 2004, 2005, 2006 and 2007, respectively.

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 24.30% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 1,943,924,731
Receivable for fund shares sold		27,948,488
Interest receivable		18,386,552
Other receivables		81,105
Prepaid expenses		58,907
Total assets		1,990,399,783
Liabilities
Payable to custodian bank	$ 147,970
Payable for investments purchased	17,800,000
Payable for fund shares redeemed	17,963,830
Distributions payable	81,728
Accrued management fee	600,767
Other payables and accrued expenses	325,462
Total liabilities		36,919,757
Net Assets		$ 1,953,480,026
Net Assets consist of:
Paid in capital		$ 1,953,589,308
Accumulated undistributed net realized gain (loss) on investments		(109,282)
Net Assets, for 1,953,424,017 shares outstanding		$ 1,953,480,026
Net Asset Value, offering price and redemption price per share ($1,953,480,026 ÷ 1,953,424,017 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 69,502,761
Expenses
Management fee	$ 6,391,042
Transfer agent fees	2,300,793
Accounting fees and expenses	189,701
Non-interested trustees' compensation	5,830
Custodian fees and expenses	37,345
Registration fees	144,264
Audit	23,306
Legal	15,148
Miscellaneous	58,751
Total expenses before reductions	9,166,180
Expense reductions	(67,362)	9,098,818
Net investment income		60,403,943
Net Realized Gain (Loss) on Investment Securities		1,523
Net increase (decrease) in net assets resulting from operations		$ 60,405,466
Other Information Expense reductions:
Custodian credits		$ 21,722
Transfer agent credits		45,640
		$ 67,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 60,403,943	$ 36,584,139
Net realized gain (loss)	1,523	18,220
Net increase (decrease) in net assets resulting from operations	60,405,466	36,602,359
Distributions to shareholders from net investment income	(60,403,943)	(36,584,139)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,860,125,458	4,873,783,359
Reinvestment of distributions from net investment income	59,356,038	35,906,642
Cost of shares redeemed	(5,531,238,607)	(4,600,877,054)
Net increase (decrease) in net assets and shares resulting from share transactions	388,242,889	308,812,947
Total increase (decrease) in net assets	388,244,412	308,831,167
Net Assets
Beginning of period	1,565,235,614	1,256,404,447
End of period	$ 1,953,480,026	$ 1,565,235,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.035	.027	.029	.031	.029
Less Distributions
From net investment income	(.035)	(.027)	(.029)	(.031)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.61%	2.78%	2.91%	3.13%	2.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,953,480	$ 1,565,236	$ 1,256,404	$ 1,082,642	$ 880,075
Ratio of expenses to average net assets	.54%	.56%	.58%	.61%	.61%
Ratio of expenses to average net assets after expense reductions	.53%B	.56%	.58%	.61%	.61%
Ratio of net investment income to average net assets	3.55%	2.75%	2.86%	3.10%	2.89%

A The total returns would have been lower had certain expenses not been reduced during the period shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2001

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to futures excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the income fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective February 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $281,484,066 and $234,563,836, respectively.

The market value of futures contracts opened and closed during the period amounted to $11,681,964 and $0, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser for the income fund and Fidelity New York Municipal Money Market Fund, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income and Fidelity New York Municipal Money Market Fund.

As Spartan New York Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,492 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% and .14% of average net assets for the income fund and the Fidelity New York Municipal Money Market Fund, respectively.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity New York Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis,which are amortized over one year. FMR has borne the cost of Spartan New York Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with the Spartan New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $92,498 under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and Shareholders of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Income Fund, (a fund of Fidelity New York Municipal Trust), Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund, (funds of Fidelity New York Municipal Trust II), (the "Funds"), including the portfolios of investments, as of January 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund, and Fidelity New York Municipal Money Market Fund as of January 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 8, 2001

Annual Report

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Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

George A. Fischer, Vice President -
Income Fund

Diane M. McLaughlin, Vice President -
Money Market Funds

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NYS-ANN-0301 127962
1.700624.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com